Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 9
Franklin U.S. Core Equity (IU) Fund 15
Notes to Schedules of Investments 22

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2022
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Air Freight & Logistics 0.4%
ZTO Express Cayman, Inc., ADR ......................... China 15,600 $ 429,156
Automobiles 1.4%
BYD Co. Ltd., H ...................................... China 16,500 480,182
Great Wall Motor Co. Ltd., H ............................. China 69,500 97,330
Kia Corp. ........................................... South Korea 11,018 718,831
a
Yadea Group Holdings Ltd., 144A, Reg S ................... China 126,000 189,920
1,486,263
Banks 14.0%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 307,757 733,019
Akbank TAS ......................................... Turkey 695,179 417,540
Alinma Bank ......................................... Saudi Arabia 121,425 1,331,952
Bank Central Asia Tbk . PT .............................. Indonesia 928,900 521,533
Bank of Beijing Co. Ltd., A ............................... China 288,000 198,447
Bank of Nanjing Co. Ltd., A .............................. China 107,500 187,587
Bank Polska Kasa Opieki SA ............................. Poland 5,527 121,478
Banque Saudi Fransi ................................... Saudi Arabia 8,606 123,653
BDO Unibank , Inc. .................................... Philippines 101,950 251,516
Commercial International Bank Egypt SAE .................. Egypt 66,287 160,046
E.Sun Financial Holding Co. Ltd. .......................... Taiwan 208,000 237,695
First Abu Dhabi Bank PJSC .............................. United Arab
Emirates 50,591 309,079
b
Grupo Financiero Inbursa SAB de CV, O .................... Mexico 76,600 129,834
Hana Financial Group, Inc. .............................. South Korea 46,886 1,731,466
Huaxia Bank Co. Ltd., A ................................ China 173,700 142,720
ICICI Bank Ltd. ....................................... India 82,868 795,653
Industrial Bank Co. Ltd., A ............................... China 258,506 794,669
KB Financial Group, Inc. ................................ South Korea 30,107 1,393,253
a
Moneta Money Bank A/S, 144A, Reg S ..................... Czech Republic 59,690 223,759
Riyad Bank .......................................... Saudi Arabia 93,496 1,013,225
Shinhan Financial Group Co. Ltd. ......................... South Korea 45,369 1,499,352
Taishin Financial Holding Co. Ltd. ......................... Taiwan 1,290,000 844,277
Taiwan Cooperative Financial Holding Co. Ltd. ............... Taiwan 534,000 513,795
a,b,c
TCS Group Holding plc, GDR, Reg S ...................... Russia 2,334 —
Woori Financial Group, Inc. .............................. South Korea 114,087 1,314,717
14,990,265
Beverages 2.0%
Arca Continental SAB de CV ............................. Mexico 97,600 619,292
Cia Cervecerias Unidas SA .............................. Chile 33,634 224,817
a
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 227,400 1,203,392
b
United Spirits Ltd. ..................................... India 10,868 121,698
2,169,199
Biotechnology 0.4%
a,b
3SBio, Inc., 144A, Reg S ................................ China 284,500 200,714
Chongqing Zhifei Biological Products Co. Ltd., A .............. China 14,600 207,785
408,499
Capital Markets 1.5%
a
China International Capital Corp. Ltd., H, 144A, Reg S ......... China 161,200 323,107
CITIC Securities Co. Ltd., A .............................. China 94,100 277,370
GF Securities Co. Ltd., A ................................ China 84,000 201,552
Guotai Junan Securities Co. Ltd., A ........................ China 104,100 227,919
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 7,600 93,513
Huatai Securities Co. Ltd., A ............................. China 102,500 204,901

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Korea Investment Holdings Co. Ltd. ....................... South Korea 4,529 $ 249,757
1,578,119
Chemicals 3.0%
Asian Paints Ltd. ...................................... India 8,329 350,661
Dongyue Group Ltd. ................................... China 293,000 344,946
Kumho Petrochemical Co. Ltd. ........................... South Korea 2,892 347,827
a,b,c
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
Sahara International Petrochemical Co. ..................... Saudi Arabia 79,124 1,185,254
Shandong Hualu Hengsheng Chemical Co. Ltd., A ............. China 28,740 130,162
b
Shanghai Putailai New Energy Technology Co. Ltd., A .......... China 9,900 175,079
SRF Ltd. ............................................ India 6,391 207,600
Wanhua Chemical Group Co. Ltd., A ....................... China 36,800 430,422
3,171,951
Communications Equipment 0.1%
ZTE Corp., A ......................................... China 34,400 124,512
Construction & Engineering 0.4%
China Conch Venture Holdings Ltd. ........................ China 180,000 467,422
Construction Materials 0.3%
ACC Ltd. ............................................ India 9,950 300,625
Consumer Finance 0.1%
Krungthai Card PCL ................................... Thailand 86,500 144,369
Diversified Financial Services 0.3%
FirstRand Ltd. ........................................ South Africa 78,493 338,312
Diversified Telecommunication Services 2.2%
Chunghwa Telecom Co. Ltd. ............................. Taiwan 397,000 1,760,874
Hellenic Telecommunications Organization SA ................ Greece 16,860 324,338
b
Indus Towers Ltd. ..................................... India 79,389 215,568
2,300,780
Electric Utilities 0.3%
c
Inter RAO UES PJSC .................................. Russia 8,656,700 —
Manila Electric Co. .................................... Philippines 51,170 343,903
343,903
Electrical Equipment 1.1%
Contemporary Amperex Technology Co. Ltd., A ............... China 5,900 359,517
Havells India Ltd. ..................................... India 38,658 658,268
TBEA Co. Ltd., A ...................................... China 53,100 153,762
1,171,547
Electronic Equipment, Instruments & Components 1.6%
Foxconn Industrial Internet Co. Ltd., A ...................... China 121,200 173,644
Kingboard Holdings Ltd. ................................ China 150,000 675,322
Synnex Technology International Corp. ..................... Taiwan 313,000 815,100
1,664,066
Entertainment 1.0%
NetEase , Inc. ........................................ China 55,600 1,065,040
Food & Staples Retailing 1.4%
Cencosud SA ........................................ Chile 292,899 468,842
Shoprite Holdings Ltd. .................................. South Africa 48,050 694,586

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing (continued)
Wal-Mart de Mexico SAB de CV .......................... Mexico 107,000 $ 378,346
1,541,774
Food Products 4.0%
a
China Feihe Ltd., 144A, Reg S ........................... China 377,000 358,442
a
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 468,500 238,423
Grupo Bimbo SAB de CV, A .............................. Mexico 162,300 500,240
Henan Shuanghui Investment & Development Co. Ltd., A ....... China 39,300 176,014
JBS SA ............................................. United States 139,400 1,067,491
Marico Ltd. .......................................... India 16,392 111,278
Nestle Malaysia Bhd. .................................. Malaysia 15,200 465,060
Tingyi Cayman Islands Holding Corp. ...................... China 64,000 116,811
Uni -President China Holdings Ltd. ......................... China 282,000 247,119
Want Want China Holdings Ltd. ........................... China 1,114,000 1,005,577
4,286,455
Gas Utilities 0.7%
Adani Total Gas Ltd. ................................... India 13,457 430,946
Indraprastha Gas Ltd. .................................. India 61,929 283,721
714,667
Health Care Equipment & Supplies 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 102,000 108,666
Health Care Providers & Services 1.0%
Apollo Hospitals Enterprise Ltd. ........................... India 3,103 179,467
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 12,434 659,963
IHH Healthcare Bhd. ................................... Malaysia 172,300 259,885
1,099,315
Hotels, Restaurants & Leisure 0.3%
Yum China Holdings, Inc. ............................... China 8,000 334,400
Household Durables 0.2%
Haier Smart Home Co. Ltd., A ............................ China 61,400 238,111
Household Products 0.3%
Unilever Indonesia Tbk . PT .............................. Indonesia 1,394,500 373,644
Independent Power and Renewable Electricity Producers 0.3%
Energy Absolute PCL .................................. Thailand 108,700 278,433
Industrial Conglomerates 0.5%
KOC Holding A/S ..................................... Turkey 127,876 346,140
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 128,896 157,266
503,406
Insurance 4.1%
Cathay Financial Holding Co. Ltd. ......................... Taiwan 1,088,000 2,288,870
DB Insurance Co. Ltd. .................................. South Korea 9,271 492,498
Fubon Financial Holding Co. Ltd. .......................... Taiwan 114,400 287,410
PICC Property & Casualty Co. Ltd., H ...................... China 1,256,000 1,284,669
4,353,447
Interactive Media & Services 4.7%
Autohome , Inc., ADR ................................... China 6,000 174,420
b
Baidu, Inc., ADR ...................................... China 2,600 322,842
a,b
Kuaishou Technology, 144A, Reg S ........................ China 29,300 239,259
Tencent Holdings Ltd. .................................. China 90,900 4,283,680
5,020,201

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 4.4%
b
Alibaba Group Holding Ltd. .............................. China 227,500 $ 2,774,992
b
JD.com, Inc., A ....................................... China 14,976 466,933
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 35,000 749,929
Naspers Ltd., N ....................................... South Africa 1,525 153,927
b
Pinduoduo , Inc., ADR .................................. China 7,700 331,793
b
Vipshop Holdings Ltd., ADR ............................. China 34,000 260,440
4,738,014
IT Services 4.8%
HCL Technologies Ltd. ................................. India 30,574 427,718
Infosys Ltd. .......................................... India 75,665 1,531,664
a
Larsen & Toubro Infotech Ltd., 144A, Reg S ................. India 3,364 210,325
Mindtree Ltd. ......................................... India 6,885 314,673
Tata Consultancy Services Ltd. ........................... India 47,995 2,209,337
Tech Mahindra Ltd. .................................... India 26,198 427,352
5,121,069
Life Sciences Tools & Services 1.3%
Divi's Laboratories Ltd. ................................. India 7,625 445,812
a
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 28,600 277,179
a
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 32,940 448,046
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 23,500 173,450
1,344,487
Machinery 0.4%
Doosan Bobcat, Inc. ................................... South Korea 9,752 315,189
Haitian International Holdings Ltd. ......................... China 45,000 110,765
425,954
Marine 1.4%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 136,000 654,110
HMM Co. Ltd. ........................................ South Korea 18,458 406,959
b
Yang Ming Marine Transport Corp. ........................ Taiwan 106,000 442,471
1,503,540
Media 0.1%
Cheil Worldwide, Inc. .................................. South Korea 6,069 120,522
Metals & Mining 3.5%
African Rainbow Minerals Ltd. ............................ South Africa 8,120 134,762
China Hongqiao Group Ltd. .............................. China 479,500 596,612
China Northern Rare Earth Group High-Tech Co. Ltd., A ........ China 52,300 247,568
Impala Platinum Holdings Ltd. ............................ South Africa 9,257 119,838
Kumba Iron Ore Ltd. ................................... South Africa 14,091 468,171
c
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
c
Novolipetsk Steel PJSC ................................ Russia 347,890 —
c
Severstal PAO ....................................... Russia 48,409 —
Sibanye Stillwater Ltd. .................................. South Africa 164,440 569,356
Tata Steel Ltd. ........................................ India 31,004 508,444
Vale SA ............................................. Brazil 51,700 871,203
Zijin Mining Group Co. Ltd., H ............................ China 178,000 259,189
3,775,143
Oil, Gas & Consumable Fuels 4.4%
Adaro Energy Indonesia Tbk . PT .......................... Indonesia 2,987,500 683,276
Exxaro Resources Ltd. ................................. South Africa 34,359 491,385
MOL Hungarian Oil & Gas plc ............................ Hungary 100,139 849,035
b
Petro Rio SA ......................................... Brazil 40,600 219,317
Polski Koncern Naftowy ORLEN SA ....................... Poland 43,735 739,004

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd. ................................. India 32,488 $ 1,175,697
United Tractors Tbk . PT ................................ Indonesia 277,000 579,076
4,736,790
Pharmaceuticals 2.8%
Aspen Pharmacare Holdings Ltd. ......................... South Africa 29,474 317,770
China Medical System Holdings Ltd. ....................... China 317,000 453,866
China Traditional Chinese Medicine Holdings Co. Ltd. .......... China 328,000 159,810
CSPC Pharmaceutical Group Ltd. ......................... China 1,231,600 1,259,130
Kalbe Farma Tbk . PT .................................. Indonesia 2,443,800 276,746
Sino Biopharmaceutical Ltd. ............................. Hong Kong 1,023,000 536,599
3,003,921
Real Estate Management & Development 2.7%
Aldar Properties PJSC ................................. United Arab
Emirates 824,231 1,262,886
Emaar Properties PJSC ................................ United Arab
Emirates 583,376 1,006,237
Land & Houses PCL ................................... Thailand 1,975,300 548,090
a
Longfor Group Holdings Ltd., 144A ........................ China 23,500 116,386
2,933,599
Semiconductors & Semiconductor Equipment 10.0%
b
Daqo New Energy Corp., ADR ........................... China 11,600 482,212
Gigadevice Semiconductor Beijing, Inc., A ................... China 6,300 116,869
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 27,000 104,849
MediaTek , Inc. ....................................... Taiwan 14,000 386,168
Novatek Microelectronics Corp. ........................... Taiwan 73,000 966,226
Realtek Semiconductor Corp. ............................ Taiwan 28,000 380,159
SG Micro Corp., A ..................................... China 3,400 142,062
SK Hynix, Inc. ........................................ South Korea 6,813 593,836
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 403,000 7,291,394
Unigroup Guoxin Microelectronics Co. Ltd., A ................ China 3,600 99,141
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A ......... China 18,700 141,071
10,703,987
Specialty Retail 1.0%
JUMBO SA .......................................... Greece 19,784 320,641
Mr Price Group Ltd. .................................... South Africa 9,315 126,963
a
Topsports International Holdings Ltd., 144A, Reg S ............ China 351,000 268,464
Zhongsheng Group Holdings Ltd. ......................... China 49,500 327,089
1,043,157
Technology Hardware, Storage & Peripherals 5.0%
Lenovo Group Ltd. .................................... China 1,176,000 1,141,907
Samsung Electronics Co. Ltd. ............................ South Korea 78,648 4,169,144
5,311,051
Textiles, Apparel & Luxury Goods 1.4%
ANTA Sports Products Ltd. .............................. China 9,000 103,433
Li Ning Co. Ltd. ....................................... China 40,000 311,769
Page Industries Ltd. ................................... India 1,244 736,775
Titan Co. Ltd. ........................................ India 11,358 361,979
1,513,956
Thrifts & Mortgage Finance 0.5%
Housing Development Finance Corp. Ltd. ................... India 17,991 518,448

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Transportation Infrastructure 1.3%
b
Grupo Aeroportuario del Pacifico SAB de CV, B ............... Mexico 15,200 $ 233,896
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 16,325 356,273
International Container Terminal Services, Inc. ................ Philippines 152,920 626,868
Westports Holdings Bhd. ................................ Malaysia 223,500 202,272
1,419,309
Wireless Telecommunication Services 2.8%
Advanced Info Service PCL .............................. Thailand 271,600 1,695,351
DiGi.Com Bhd. ....................................... Malaysia 319,800 279,627
Far EasTone Telecommunications Co. Ltd. .................. Taiwan 260,000 730,943
c
Mobile TeleSystems PJSC, ADR .......................... Russia 31,600 —
MTN Group Ltd. ...................................... South Africa 31,084 329,938
3,035,859
Total Common Stocks (Cost $102,783,886) .....................................
102,255,353
Preferred Stocks 3.6%
Banks 3.0%
d
Itau Unibanco Holding SA, 3.79% ......................... Brazil 468,500 2,262,548
d
Itausa SA, 5.75% ..................................... Brazil 478,500 891,615
3,154,163
Metals & Mining 0.6%
d
Gerdau SA, 11.23% ................................... Brazil 119,900 678,496
Total Preferred Stocks (Cost $3,464,040) .......................................
3,832,659
Total Long Term Investments (Cost $106,247,926) ...............................
106,088,012
a
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a
Money Market Funds 1.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 1,972,116 1,972,116
Total Money Market Funds (Cost $1,972,116) ...................................
1,972,116
Total Short Term Investments (Cost $1,972,116 ) .................................
1,972,116
a
Total Investments (Cost $108,220,042) 100.9% ..................................
$108,060,128
Other Assets, less Liabilities (0.9)% ...........................................
(1,053,289)
Net Assets 100.0% ...........................................................
$107,006,839
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $5,325,644, representing 5.0% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2022
Franklin International Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 1.1%
BAE Systems plc ..................................... United Kingdom 234,613 $ 2,167,126
Dassault Aviation SA ................................... France 8,522 1,429,967
3,597,093
Air Freight & Logistics 0.7%
Deutsche Post AG ..................................... Germany 59,217 2,529,778
Auto Components 0.6%
Bridgestone Corp. ..................................... Japan 56,400 2,067,428
Automobiles 2.0%
Bayerische Motoren Werke AG ........................... Germany 4,214 344,123
Stellantis NV ......................................... United States 328,184 4,405,876
Toyota Motor Corp. .................................... Japan 97,300 1,667,239
Yamaha Motor Co. Ltd. ................................. Japan 24,200 499,664
6,916,902
Banks 7.5%
Bank Leumi Le-Israel BM ............................... Israel 127,812 1,339,970
Barclays plc ......................................... United Kingdom 1,001,763 1,841,456
DBS Group Holdings Ltd. ............................... Singapore 259,600 6,298,060
FinecoBank Banca Fineco SpA ........................... Italy 129,330 1,797,778
ING Groep NV ....................................... Netherlands 358,253 3,394,002
Israel Discount Bank Ltd., A .............................. Israel 227,683 1,343,408
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 271,600 1,579,035
Raiffeisen Bank International AG .......................... Austria 26,134 297,477
Societe Generale SA ................................... France 108,332 2,603,533
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 163,100 4,928,275
25,422,994
Beverages 1.7%
Pernod Ricard SA ..................................... France 27,881 5,753,926
Biotechnology 0.9%
CSL Ltd. ............................................ Australia 15,771 3,009,686
Building Products 1.4%
AGC, Inc. ........................................... Japan 10,100 378,673
Cie de Saint-Gobain ................................... France 76,792 4,479,694
4,858,367
Capital Markets 3.2%
Partners Group Holding AG .............................. Switzerland 3,161 3,349,588
SBI Holdings, Inc. ..................................... Japan 14,800 331,059
UBS Group AG ....................................... Switzerland 416,984 7,080,079
10,760,726
Chemicals 2.8%
Arkema SA .......................................... France 3,072 350,020
a
BASF SE ........................................... Germany 12,741 670,947
b
Covestro AG, 144A, Reg S .............................. Germany 67,839 2,920,707
Nitto Denko Corp. ..................................... Japan 48,700 3,269,043
Novozymes A/S, B .................................... Denmark 6,152 428,829
Tosoh Corp. ......................................... Japan 83,000 1,146,196
Yara International ASA ................................. Brazil 17,006 864,546
9,650,288
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. ............................. Japan 42,700 892,415

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 126,066 $ 1,005,683
Construction Materials 0.1%
James Hardie Industries plc, CDI ......................... United States 17,276 498,002
Diversified Financial Services 1.0%
Investor AB, B ........................................ Sweden 171,325 3,296,875
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG .................................. Germany 52,151 960,637
Nippon Telegraph & Telephone Corp. ...................... Japan 249,100 7,341,383
8,302,020
Electric Utilities 1.6%
Elia Group SA/NV ..................................... Belgium 10,328 1,643,916
Red Electrica Corp. SA ................................. Spain 144,380 2,906,846
SSE plc ............................................ United Kingdom 33,499 778,073
5,328,835
Electrical Equipment 1.4%
Fuji Electric Co. Ltd. ................................... Japan 43,800 1,920,810
Mitsubishi Electric Corp. ................................ Japan 262,300 2,747,618
4,668,428
Electronic Equipment, Instruments & Components 1.2%
Keyence Corp. ....................................... Japan 3,100 1,246,309
Kyocera Corp. ........................................ Japan 47,700 2,504,775
Shimadzu Corp. ...................................... Japan 11,000 359,641
4,110,725
Entertainment 0.8%
Nintendo Co. Ltd. ..................................... Japan 5,600 2,555,985
Square Enix Holdings Co. Ltd. ............................ Japan 7,800 311,445
2,867,430
Equity Real Estate Investment Trusts (REITs) 2.8%
Goodman Group ...................................... Australia 211,041 3,512,295
Segro plc ........................................... United Kingdom 360,631 6,037,960
9,550,255
Food & Staples Retailing 1.7%
Jeronimo Martins SGPS SA ............................. Portugal 33,910 705,859
Koninklijke Ahold Delhaize NV ............................ Netherlands 176,216 5,197,416
5,903,275
Food Products 2.9%
Nestle SA ........................................... Switzerland 75,321 9,724,996
Gas Utilities 1.6%
Naturgy Energy Group SA ............................... Spain 23,210 698,178
Osaka Gas Co. Ltd. ................................... Japan 125,600 2,263,915
Tokyo Gas Co. Ltd. .................................... Japan 128,300 2,457,706
5,419,799
Health Care Equipment & Supplies 2.0%
Alcon, Inc. ........................................... Switzerland 4,625 330,280
BioMerieux .......................................... France 10,272 977,868
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 54,780 752,735
Getinge AB, B ........................................ Sweden 9,887 286,016
Olympus Corp. ....................................... Japan 25,700 452,384

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG .................................... Switzerland 10,067 $ 3,630,983
Straumann Holding AG ................................. Switzerland 4,688 552,761
6,983,027
Health Care Providers & Services 0.6%
Sonic Healthcare Ltd. .................................. Australia 81,249 2,098,207
Hotels, Restaurants & Leisure 1.2%
Compass Group plc ................................... United Kingdom 136,296 2,876,212
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 33,800 1,262,065
4,138,277
Household Durables 1.6%
Barratt Developments plc ............................... United Kingdom 208,968 1,278,526
Iida Group Holdings Co. Ltd. ............................. Japan 47,800 760,300
Persimmon plc ....................................... United Kingdom 12,992 338,381
Sekisui House Ltd. .................................... Japan 142,000 2,466,438
Taylor Wimpey plc ..................................... United Kingdom 341,360 536,897
5,380,542
Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd. .............................. United Kingdom 209,000 1,466,756
Siemens AG ......................................... Germany 20,959 2,576,892
4,043,648
Insurance 4.1%
Aegon NV ........................................... Netherlands 75,151 389,615
Dai-ichi Life Holdings, Inc. ............................... Japan 251,100 5,028,419
Japan Post Holdings Co. Ltd. ............................ Japan 475,800 3,336,500
NN Group NV ........................................ Netherlands 33,502 1,640,904
Swiss Life Holding AG .................................. Switzerland 6,011 3,515,267
13,910,705
Interactive Media & Services 0.2%
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 94,136 742,966
Internet & Direct Marketing Retail 0.4%
a,b
Delivery Hero SE, 144A, Reg S ........................... Saudi Arabia 12,756 448,390
ZOZO, Inc. .......................................... Japan 39,900 835,470
1,283,860
IT Services 1.3%
a
Amadeus IT Group SA ................................. Spain 8,549 535,680
Capgemini SE ........................................ France 3,399 691,932
Fujitsu Ltd. .......................................... Japan 22,300 3,370,886
4,598,498
Leisure Products 0.2%
Shimano, Inc. ........................................ Japan 3,100 549,314
Life Sciences Tools & Services 0.6%
Eurofins Scientific SE .................................. Luxembourg 6,314 586,781
Sartorius Stedim Biotech ................................ France 4,600 1,505,182
2,091,963
Machinery 2.5%
Atlas Copco AB, A ..................................... Sweden 7,053 319,769
CNH Industrial NV ..................................... United Kingdom 65,270 924,590
GEA Group AG ....................................... Germany 53,403 2,078,691
MISUMI Group, Inc. ................................... Japan 98,100 2,459,981

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
NGK Insulators Ltd. .................................... Japan 25,800 $ 347,079
Techtronic Industries Co. Ltd. ............................ Hong Kong 116,000 1,548,390
b
VAT Group AG, 144A, Reg S ............................. Switzerland 2,857 883,839
8,562,339
Marine 0.6%
Nippon Yusen KK ..................................... Japan 10,500 757,570
SITC International Holdings Co. Ltd. ....................... China 433,000 1,439,505
2,197,075
Media 0.4%
CyberAgent , Inc. ...................................... Japan 29,900 315,914
a
Informa plc .......................................... United Kingdom 137,224 973,492
1,289,406
Metals & Mining 4.3%
Anglo American plc .................................... South Africa 131,031 5,803,723
ArcelorMittal SA ...................................... Luxembourg 128,260 3,739,590
BHP Group Ltd. ...................................... Australia 27,620 922,869
Fortescue Metals Group Ltd. ............................. Australia 73,625 1,112,621
Rio Tinto Ltd. ........................................ Australia 4,176 330,314
South32 Ltd. ......................................... Australia 830,626 2,766,069
14,675,186
Multiline Retail 0.7%
Next plc ............................................ United Kingdom 30,363 2,274,300
Multi-Utilities 0.8%
E.ON SE ............................................ Germany 189,368 1,970,652
National Grid plc ...................................... United Kingdom 41,466 616,084
2,586,736
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United Kingdom 865,065 4,176,523
Equinor ASA ......................................... Norway 91,156 3,080,395
Galp Energia SGPS SA, B .............................. Portugal 28,741 349,809
Lundin Energy AB ..................................... Sweden 67,392 2,786,451
Shell plc ............................................ Netherlands 49,281 1,323,045
TotalEnergies SE ..................................... France 82,262 4,039,117
15,755,340
Personal Products 2.4%
L'Oreal SA .......................................... France 22,869 8,319,575
Pharmaceuticals 8.3%
Astellas Pharma, Inc. .................................. Japan 66,700 1,015,634
a
Bayer AG ........................................... Germany 14,726 969,971
GlaxoSmithKline plc ................................... United States 133,754 3,015,280
Ipsen SA ............................................ France 11,852 1,228,565
Novo Nordisk A/S, B ................................... Denmark 85,703 9,788,979
Orion OYJ, B ........................................ Finland 36,245 1,421,553
Otsuka Holdings Co. Ltd. ............................... Japan 43,800 1,471,900
Recordati Industria Chimica e Farmaceutica SpA .............. Italy 36,726 1,769,682
Roche Holding AG .................................... Switzerland 13,666 5,068,326
Roche Holding AG, BR ................................. Switzerland 1,012 406,629
Sanofi SA ........................................... France 19,994 2,113,164
28,269,683

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 2.2%
Persol Holdings Co. Ltd. ................................ Japan 32,500 $ 644,838
Randstad NV ........................................ Netherlands 36,880 1,950,090
RELX plc ........................................... United Kingdom 58,787 1,751,362
Wolters Kluwer NV .................................... Netherlands 29,782 3,007,327
7,353,617
Real Estate Management & Development 1.1%
CK Asset Holdings Ltd. ................................. Hong Kong 193,500 1,311,772
LEG Immobilien SE .................................... Germany 24,945 2,557,503
3,869,275
Road & Rail 0.4%
Nippon Express Holdings, Inc. ............................ Japan 21,600 1,266,522
Semiconductors & Semiconductor Equipment 3.5%
ASML Holding NV ..................................... Netherlands 1,672 948,879
STMicroelectronics NV ................................. Singapore 180,185 6,657,007
Tokyo Electron Ltd. .................................... Japan 10,500 4,430,782
12,036,668
Software 1.2%
a
Check Point Software Technologies Ltd. .................... Israel 9,500 1,199,755
Oracle Corp. Japan .................................... Japan 12,300 790,476
Sage Group plc (The) .................................. United Kingdom 56,211 515,846
Trend Micro, Inc. ...................................... Japan 7,000 390,328
WiseTech Global Ltd. .................................. Australia 33,586 1,041,187
3,937,592
Specialty Retail 0.7%
Kingfisher plc ........................................ United Kingdom 724,360 2,284,412
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. .......................................... Japan 79,000 1,817,864
Textiles, Apparel & Luxury Goods 3.1%
Burberry Group plc .................................... United Kingdom 19,473 384,324
Hermes International ................................... France 3,065 3,779,142
LVMH Moet Hennessy Louis Vuitton SE .................... France 6,943 4,492,847
Pandora A/S ......................................... Denmark 16,107 1,414,218
Swatch Group AG (The) ................................ Switzerland 7,603 375,146
10,445,677
Tobacco 1.2%
British American Tobacco plc ............................. United Kingdom 33,964 1,423,567
Imperial Brands plc .................................... United Kingdom 53,738 1,118,629
Swedish Match AB .................................... Sweden 179,549 1,430,105
3,972,301
Trading Companies & Distributors 4.4%
Ferguson plc ......................................... United States 11,672 1,464,301
ITOCHU Corp. ....................................... Japan 13,000 392,383
Marubeni Corp. ....................................... Japan 514,300 5,614,337
Mitsubishi Corp. ...................................... Japan 225,500 7,571,864
15,042,885
Wireless Telecommunication Services 1.4%
KDDI Corp. .......................................... Japan 141,400 4,682,779
Total Common Stocks (Cost $328,228,393) .....................................
332,596,165

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.6%
Automobiles 0.4%
c
Bayerische Motoren Werke AG, 2.75% ..................... Germany 20,384 $ 1,501,589
Health Care Equipment & Supplies 0.2%
c
Sartorius AG, 0.35% ................................... Germany 1,590 596,110
Total Preferred Stocks (Cost $2,613,644) .......................................
2,097,699
Total Long Term Investments (Cost $330,842,037) ...............................
334,693,864
a
Short Term Investments 9.3%
a a
Country Shares
a
Value
a a
Money Market Funds 9.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 31,684,888 31,684,888
Total Money Market Funds (Cost $31,684,888) ..................................
31,684,888
Total Short Term Investments (Cost $31,684,888 ) ................................
31,684,888
a
Total Investments (Cost $362,526,925) 107.6% ..................................
$366,378,752
Other Assets, less Liabilities (7.6)% ...........................................
(25,762,635)
Net Assets 100.0% ...........................................................
$340,616,117
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $6,257,967, representing 1.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2022
Franklin U.S. Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 2.1%
Curtiss-Wright Corp. ................................................. 9,049 $ 1,293,193
General Dynamics Corp. .............................................. 19,335 4,573,307
Huntington Ingalls Industries, Inc. ....................................... 6,347 1,350,261
Lockheed Martin Corp. ............................................... 37,255 16,098,631
Textron, Inc. ....................................................... 17,609 1,219,423
24,534,815
Air Freight & Logistics 0.6%
United Parcel Service, Inc., B .......................................... 42,106 7,578,238
Auto Components 0.1%
a
Aptiv plc .......................................................... 10,800 1,149,120
a
Automobiles 1.0%
a
Tesla, Inc. ......................................................... 11,884 10,348,112
Thor Industries, Inc. ................................................. 25,363 1,941,537
12,289,649
Banks 3.0%
Bank of America Corp. ............................................... 286,495 10,222,142
Bank OZK ......................................................... 30,547 1,173,616
Comerica, Inc. ..................................................... 60,560 4,959,864
FNB Corp. ........................................................ 102,717 1,183,300
KeyCorp .......................................................... 442,359 8,541,952
Pinnacle Financial Partners, Inc. ........................................ 14,116 1,094,696
Popular, Inc. ....................................................... 36,488 2,845,699
Truist Financial Corp. ................................................ 23,243 1,123,799
Wintrust Financial Corp. .............................................. 25,980 2,268,574
Zions Bancorp NA ................................................... 40,907 2,311,654
35,725,296
Beverages 1.5%
PepsiCo, Inc. ...................................................... 107,385 18,439,078
Biotechnology 2.4%
AbbVie, Inc. ....................................................... 72,359 10,628,090
a
Moderna , Inc. ...................................................... 7,282 978,774
a
Regeneron Pharmaceuticals, Inc. ....................................... 22,786 15,018,480
a
Vertex Pharmaceuticals, Inc. ........................................... 6,563 1,793,143
28,418,487
Building Products 0.8%
a
Builders FirstSource , Inc. ............................................. 89,953 5,538,406
Owens Corning ..................................................... 46,112 4,192,964
9,731,370
Capital Markets 2.9%
Bank of New York Mellon Corp. (The) .................................... 119,247 5,015,529
Carlyle Group, Inc. (The) .............................................. 68,786 2,496,244
Evercore , Inc., A .................................................... 17,486 1,849,144
FactSet Research Systems, Inc. ........................................ 16,974 6,848,839
MSCI, Inc. ......................................................... 9,275 3,907,094
S&P Global, Inc. .................................................... 35,856 13,499,784
Virtu Financial, Inc., A ................................................ 38,900 1,123,432
34,740,066
Chemicals 1.7%
CF Industries Holdings, Inc. ........................................... 97,107 9,402,871

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
LyondellBasell Industries NV, A ......................................... 12,444 $ 1,319,437
Mosaic Co. (The) ................................................... 55,777 3,481,600
Olin Corp. ......................................................... 63,170 3,625,958
Westlake Corp. ..................................................... 15,005 1,898,883
19,728,749
Commercial Services & Supplies 0.5%
Republic Services, Inc. ............................................... 40,997 5,504,667
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 10,203 1,179,161
Cisco Systems, Inc. ................................................. 105,366 5,160,826
Juniper Networks, Inc. ................................................ 47,523 1,497,925
7,837,912
Consumer Finance 0.3%
a
Credit Acceptance Corp. .............................................. 2,339 1,198,738
SLM Corp. ........................................................ 123,396 2,064,415
3,263,153
Distributors 0.1%
Genuine Parts Co. .................................................. 10,505 1,366,175
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 12,982 1,245,883
a
Diversified Financial Services 1.3%
Apollo Global Management, Inc. ........................................ 20,632 1,026,648
a
Berkshire Hathaway, Inc., B ............................................ 45,573 14,712,332
15,738,980
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc. .......................................... 162,051 7,502,961
Electric Utilities 1.4%
Duke Energy Corp. .................................................. 23,499 2,588,650
Entergy Corp. ...................................................... 10,709 1,272,765
Exelon Corp. ....................................................... 200,229 9,366,712
PPL Corp. ......................................................... 47,172 1,335,439
Southern Co. (The) .................................................. 18,523 1,359,403
Xcel Energy, Inc. .................................................... 17,677 1,295,017
17,217,986
Electrical Equipment 0.6%
Acuity Brands, Inc. .................................................. 15,521 2,677,062
Emerson Electric Co. ................................................ 52,229 4,710,011
7,387,073
Electronic Equipment, Instruments & Components 0.7%
a
Arrow Electronics, Inc. ............................................... 31,095 3,664,857
Jabil, Inc. ......................................................... 61,386 3,543,814
a
Keysight Technologies, Inc. ............................................ 8,119 1,138,852
8,347,523
Equity Real Estate Investment Trusts (REITs) 3.0%
Extra Space Storage, Inc. ............................................. 7,483 1,421,770
Public Storage ..................................................... 64,826 24,082,859
Simon Property Group, Inc. ............................................ 9,669 1,140,942

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co. .................................................. 208,682 $ 8,601,872
35,247,443
Food & Staples Retailing 1.8%
Albertsons Cos., Inc., A ............................................... 62,998 1,970,577
Kroger Co. (The) .................................................... 310,979 16,780,427
Walmart, Inc. ...................................................... 20,246 3,097,436
21,848,440
Food Products 2.7%
Archer-Daniels-Midland Co. ........................................... 69,214 6,198,806
Hershey Co. (The) .................................................. 62,910 14,203,191
Tyson Foods, Inc., A ................................................. 122,440 11,406,510
31,808,507
Gas Utilities 0.2%
National Fuel Gas Co. ................................................ 38,185 2,677,914
Health Care Equipment & Supplies 2.1%
a
Hologic , Inc. ....................................................... 110,648 7,965,550
a
ICU Medical, Inc. ................................................... 8,950 1,915,211
a
IDEXX Laboratories, Inc. .............................................. 30,865 13,286,765
a
Quidel Corp. ....................................................... 16,328 1,642,923
24,810,449
Health Care Providers & Services 3.8%
Cigna Corp. ....................................................... 5,222 1,288,685
CVS Health Corp. ................................................... 133,006 12,785,867
a
Henry Schein, Inc. ................................................... 14,395 1,167,434
a
Laboratory Corp. of America Holdings .................................... 21,609 5,192,211
McKesson Corp. .................................................... 47,741 14,781,091
a
Molina Healthcare, Inc. ............................................... 4,128 1,293,922
Quest Diagnostics, Inc. ............................................... 54,781 7,331,889
UnitedHealth Group, Inc. .............................................. 2,509 1,275,952
45,117,051
Health Care Technology 1.0%
Cerner Corp. ....................................................... 131,149 12,280,792
Hotels, Restaurants & Leisure 2.2%
Domino's Pizza, Inc. ................................................. 16,425 5,551,650
McDonald's Corp. ................................................... 57,986 14,447,792
Yum! Brands, Inc. ................................................... 53,818 6,297,244
26,296,686
Household Durables 0.3%
Lennar Corp., A ..................................................... 15,620 1,194,774
a
NVR, Inc. ......................................................... 284 1,242,844
PulteGroup, Inc. .................................................... 30,352 1,267,499
3,705,117
Household Products 1.8%
Colgate-Palmolive Co. ............................................... 146,193 11,264,170
Procter & Gamble Co. (The) ........................................... 60,307 9,682,289
20,946,459

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial Conglomerates 0.4%
3M Co. ........................................................... 33,737 $ 4,865,550
Insurance 1.6%
American Financial Group, Inc. ......................................... 30,311 4,197,468
Fidelity National Financial, Inc. ......................................... 129,744 5,166,406
First American Financial Corp. .......................................... 50,939 2,970,253
MetLife, Inc. ....................................................... 60,240 3,956,563
Old Republic International Corp. ........................................ 125,709 2,766,855
19,057,545
Interactive Media & Services 6.2%
a
Alphabet, Inc., A .................................................... 16,136 36,825,418
a
Alphabet, Inc., C .................................................... 10,356 23,811,861
a
Meta Platforms, Inc., A ............................................... 63,577 12,745,281
73,382,560
Internet & Direct Marketing Retail 1.1%
a
Amazon.com, Inc. ................................................... 5,353 13,305,577
a
IT Services 3.3%
Accenture plc, A .................................................... 89,818 26,977,735
Automatic Data Processing, Inc. ........................................ 5,508 1,201,736
Cognizant Technology Solutions Corp., A .................................. 69,720 5,640,348
a
Gartner, Inc. ....................................................... 13,637 3,962,230
International Business Machines Corp. ................................... 10,159 1,343,121
39,125,170
Life Sciences Tools & Services 1.9%
a
Mettler -Toledo International, Inc. ........................................ 10,404 13,291,422
a
Waters Corp. ...................................................... 27,645 8,376,988
West Pharmaceutical Services, Inc. ...................................... 3,084 971,645
22,640,055
Machinery 1.3%
Allison Transmission Holdings, Inc. ...................................... 48,436 1,813,444
Deere & Co. ....................................................... 3,085 1,164,742
Graco , Inc. ........................................................ 73,987 4,588,674
Lincoln Electric Holdings, Inc. .......................................... 9,357 1,260,668
Pentair plc ........................................................ 23,433 1,189,225
Snap-on, Inc. ...................................................... 24,284 5,160,107
15,176,860
Metals & Mining 1.6%
Nucor Corp. ....................................................... 122,407 18,946,155
Multiline Retail 0.6%
Kohl's Corp. ....................................................... 54,375 3,147,225
Target Corp. ....................................................... 18,625 4,258,606
7,405,831
Multi-Utilities 1.0%
DTE Energy Co. .................................................... 85,069 11,147,442
Sempra Energy ..................................................... 8,228 1,327,670
12,475,112
Oil, Gas & Consumable Fuels 4.8%
APA Corp. ......................................................... 129,042 5,281,689
Chevron Corp. ..................................................... 64,514 10,107,408

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips ..................................................... 255,610 $ 24,415,867
Continental Resources, Inc. ........................................... 26,384 1,466,159
Devon Energy Corp. ................................................. 21,309 1,239,545
EOG Resources, Inc. ................................................ 44,181 5,158,574
Exxon Mobil Corp. ................................................... 115,964 9,885,931
57,555,173
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. ............................................... 41,576 2,682,484
Personal Products 0.1%
a
Herbalife Nutrition Ltd. ............................................... 44,065 1,171,248
a
Pharmaceuticals 3.4%
Johnson & Johnson ................................................. 25,750 4,646,845
Organon & Co. ..................................................... 106,420 3,440,558
Pfizer, Inc. ......................................................... 668,741 32,815,121
40,902,524
Professional Services 0.4%
Robert Half International, Inc. .......................................... 50,705 4,984,809
Real Estate Management & Development 1.2%
a
CBRE Group, Inc., A ................................................. 140,350 11,654,664
a
Jones Lang LaSalle, Inc. .............................................. 12,488 2,731,500
14,386,164
Road & Rail 1.4%
JB Hunt Transport Services, Inc. ........................................ 7,777 1,328,701
Knight-Swift Transportation Holdings, Inc. ................................. 79,804 3,821,814
Landstar System, Inc. ................................................ 18,767 2,907,008
Old Dominion Freight Line, Inc. ......................................... 25,545 7,155,665
Ryder System, Inc. .................................................. 25,769 1,801,253
17,014,441
Semiconductors & Semiconductor Equipment 6.7%
a
Advanced Micro Devices, Inc. .......................................... 12,043 1,029,917
Applied Materials, Inc. ................................................ 10,153 1,120,384
Broadcom, Inc. ..................................................... 5,600 3,104,584
Intel Corp. ......................................................... 101,929 4,443,085
Micron Technology, Inc. ............................................... 372,486 25,399,820
NVIDIA Corp. ...................................................... 9,577 1,776,246
QUALCOMM, Inc. ................................................... 113,434 15,845,596
Texas Instruments, Inc. ............................................... 160,324 27,295,161
80,014,793
Software 9.9%
a
Adobe, Inc. ........................................................ 2,807 1,111,432
a
Cadence Design Systems, Inc. ......................................... 56,903 8,583,818
a
Dropbox, Inc., A .................................................... 53,831 1,170,824
a
Fair Isaac Corp. .................................................... 3,722 1,390,204
a
Fortinet, Inc. ....................................................... 51,118 14,773,613
a
Manhattan Associates, Inc. ............................................ 9,831 1,283,437
Microsoft Corp. ..................................................... 312,053 86,600,949
a
Synopsys, Inc. ..................................................... 3,917 1,123,356
a
Teradata Corp. ..................................................... 44,439 1,837,553
117,875,186

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail 3.4%
a
AutoNation, Inc. .................................................... 20,243 $ 2,346,366
a
AutoZone, Inc. ..................................................... 5,615 10,979,964
Bath & Body Works, Inc. .............................................. 27,097 1,433,160
Best Buy Co., Inc. ................................................... 15,710 1,412,800
Dick's Sporting Goods, Inc. ............................................ 27,971 2,696,964
Home Depot, Inc. (The) ............................................... 42,588 12,793,435
Lithia Motors, Inc., A ................................................. 4,658 1,318,820
a
O'Reilly Automotive, Inc. .............................................. 2,249 1,364,131
Penske Automotive Group, Inc. ......................................... 14,697 1,540,540
a
Ulta Beauty, Inc. .................................................... 3,405 1,351,104
Williams-Sonoma, Inc. ............................................... 25,735 3,357,903
40,595,187
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. ........................................................ 379,113 59,767,165
HP, Inc. ........................................................... 278,980 10,219,037
69,986,202
Textiles, Apparel & Luxury Goods 0.5%
a
Capri Holdings Ltd. .................................................. 25,221 1,203,041
Carter's, Inc. ....................................................... 14,416 1,214,404
a
Lululemon Athletica , Inc. .............................................. 7,279 2,581,352
Tapestry, Inc. ...................................................... 35,614 1,172,413
6,171,210
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. ............................................... 147,335 1,924,195
Trading Companies & Distributors 0.4%
Fastenal Co. ....................................................... 23,560 1,303,104
Watsco , Inc. ....................................................... 4,722 1,259,735
WW Grainger, Inc. ................................................... 3,372 1,686,101
4,248,940
Wireless Telecommunication Services 0.1%
a
T-Mobile US, Inc. ................................................... 9,835 1,211,082
a
Total Common Stocks (Cost $1,067,521,663) ....................................
1,179,590,092
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .................. 12,951,168 12,951,168
Total Money Market Funds (Cost $12,951,168) ..................................
12,951,168
Total Short Term Investments (Cost $12,951,168 ) ................................
12,951,168
a
Total Investments (Cost $1,080,472,831) 100.0% ................................
$1,192,541,260
Other Assets, less Liabilities 0.0%
†
............................................
159,109
Net Assets 100.0% ...........................................................
$1,192,700,369

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2022, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $ 1,279,965 $ 28,877,342 $ (28,185,191) $ — $ — $ 1,972,116 1,972,116 $ 88
Total Affiliated Securities ... $1,279,965 $28,877,342 $(28,185,191) $— $— $1,972,116 $88
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $ 5,932,836 $ 156,610,778 $(130,858,726) $— $— $31,684,888 31,684,888 $376
Total Affiliated Securities ... $5,932,836 $156,610,778 $(130,858,726) $— $— $31,684,888 $376
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $14,712,778 $216,859,629 $(218,621,239) $— $— $12,951,168 12,951,168 $1,106
Total Affiliated Securities ... $14,712,778 $216,859,629 $(218,621,239) $— $— $12,951,168 $1,106

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of April 30, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 429,156 $ — $ — $ 429,156
Automobiles .......................... — 1,486,263 — 1,486,263
Banks ............................... 1,080,212 13,910,053 —
a
14,990,265
Beverages ........................... 844,109 1,325,090 — 2,169,199
Biotechnology ......................... — 408,499 — 408,499
Capital Markets ........................ — 1,578,119 — 1,578,119
Chemicals ........................... — 3,171,951 —
a
3,171,951
Communications Equipment .............. — 124,512 — 124,512
Construction & Engineering ............... — 467,422 — 467,422
Construction Materials .................. — 300,625 — 300,625
Consumer Finance ..................... — 144,369 — 144,369
Diversified Financial Services ............. — 338,312 — 338,312
Diversified Telecommunication Services ..... — 2,300,780 — 2,300,780
Electric Utilities ........................ — 343,903 —
a
343,903
Electrical Equipment .................... — 1,171,547 — 1,171,547
Electronic Equipment, Instruments &
Components ........................ — 1,664,066 — 1,664,066
Entertainment ......................... — 1,065,040 — 1,065,040
Food & Staples Retailing ................. 847,188 694,586 — 1,541,774
Food Products ........................ 2,032,791 2,253,664 — 4,286,455
Gas Utilities .......................... 430,946 283,721 — 714,667
Health Care Equipment & Supplies ......... — 108,666 — 108,666
Health Care Providers & Services .......... — 1,099,315 — 1,099,315
Hotels, Restaurants & Leisure ............. 334,400 — — 334,400
Household Durables .................... — 238,111 — 238,111
Household Products .................... — 373,644 — 373,644
Independent Power and Renewable Electricity
Producers .......................... — 278,433 — 278,433
Industrial Conglomerates ................ 503,406 — — 503,406
Insurance ............................ — 4,353,447 — 4,353,447
Interactive Media & Services .............. 497,262 4,522,939 — 5,020,201
Internet & Direct Marketing Retail .......... 592,233 4,145,781 — 4,738,014
IT Services ........................... — 5,121,069 — 5,121,069
Life Sciences Tools & Services ............ — 1,344,487 — 1,344,487
Machinery ............................ — 425,954 — 425,954
Marine .............................. — 1,503,540 — 1,503,540
Media ............................... — 120,522 — 120,522
Metals & Mining ....................... 1,005,965 2,769,178 —
a
3,775,143
Oil, Gas & Consumable Fuels ............. 798,393 3,938,397 — 4,736,790
Pharmaceuticals ....................... 594,516 2,409,405 — 3,003,921
Real Estate Management & Development .... — 2,933,599 — 2,933,599
Semiconductors & Semiconductor Equipment . 482,212 10,221,775 — 10,703,987
Specialty Retail ........................ 126,963 916,194 — 1,043,157
Technology Hardware, Storage & Peripherals . — 5,311,051 — 5,311,051
Textiles, Apparel & Luxury Goods .......... — 1,513,956 — 1,513,956
Thrifts & Mortgage Finance ............... — 518,448 — 518,448
Transportation Infrastructure .............. 792,441 626,868 — 1,419,309
Wireless Telecommunication Services ....... — 3,035,859 —
a
3,035,859
Preferred Stocks ........................ 3,832,659 — — 3,832,659
Short Term Investments ................... 1,972,116 — — 1,972,116
Total Investments in Securities ........... $17,196,968 $90,863,160
b
$— $108,060,128
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 3,597,093 $ — $ 3,597,093
Air Freight & Logistics ................... — 2,529,778 — 2,529,778
Auto Components ...................... — 2,067,428 — 2,067,428
Automobiles .......................... — 6,916,902 — 6,916,902
Banks ............................... — 25,422,994 — 25,422,994
Beverages ........................... — 5,753,926 — 5,753,926
Biotechnology ......................... — 3,009,686 — 3,009,686
Building Products ...................... — 4,858,367 — 4,858,367
Capital Markets ........................ — 10,760,726 — 10,760,726
Chemicals ........................... — 9,650,288 — 9,650,288
Commercial Services & Supplies ........... — 892,415 — 892,415
Communications Equipment .............. — 1,005,683 — 1,005,683
Construction Materials .................. — 498,002 — 498,002
Diversified Financial Services ............. — 3,296,875 — 3,296,875
Diversified Telecommunication Services ..... — 8,302,020 — 8,302,020
Electric Utilities ........................ — 5,328,835 — 5,328,835
Electrical Equipment .................... — 4,668,428 — 4,668,428
Electronic Equipment, Instruments &
Components ........................ — 4,110,725 — 4,110,725
Entertainment ......................... — 2,867,430 — 2,867,430
Equity Real Estate Investment Trusts (REITs) . — 9,550,255 — 9,550,255
Food & Staples Retailing ................. — 5,903,275 — 5,903,275
Food Products ........................ — 9,724,996 — 9,724,996
Gas Utilities .......................... — 5,419,799 — 5,419,799
Health Care Equipment & Supplies ......... — 6,983,027 — 6,983,027
Health Care Providers & Services .......... — 2,098,207 — 2,098,207
Hotels, Restaurants & Leisure ............. — 4,138,277 — 4,138,277
Household Durables .................... — 5,380,542 — 5,380,542
Industrial Conglomerates ................ — 4,043,648 — 4,043,648
Insurance ............................ — 13,910,705 — 13,910,705
Interactive Media & Services .............. — 742,966 — 742,966
Internet & Direct Marketing Retail .......... — 1,283,860 — 1,283,860
IT Services ........................... — 4,598,498 — 4,598,498
Leisure Products ....................... — 549,314 — 549,314
Life Sciences Tools & Services ............ — 2,091,963 — 2,091,963
Machinery ............................ — 8,562,339 — 8,562,339
Marine .............................. — 2,197,075 — 2,197,075
Media ............................... — 1,289,406 — 1,289,406
Metals & Mining ....................... — 14,675,186 — 14,675,186
Multiline Retail ........................ — 2,274,300 — 2,274,300
Multi-Utilities .......................... — 2,586,736 — 2,586,736
Oil, Gas & Consumable Fuels ............. — 15,755,340 — 15,755,340
Personal Products ..................... — 8,319,575 — 8,319,575
Pharmaceuticals ....................... — 28,269,683 — 28,269,683
Professional Services ................... — 7,353,617 — 7,353,617
Real Estate Management & Development .... — 3,869,275 — 3,869,275
Road & Rail .......................... — 1,266,522 — 1,266,522
Semiconductors & Semiconductor Equipment . — 12,036,668 — 12,036,668
Software ............................. 1,199,755 2,737,837 — 3,937,592
Specialty Retail ........................ — 2,284,412 — 2,284,412
Technology Hardware, Storage & Peripherals . — 1,817,864 — 1,817,864
Textiles, Apparel & Luxury Goods .......... — 10,445,677 — 10,445,677
Tobacco ............................. — 3,972,301 — 3,972,301
Trading Companies & Distributors .......... — 15,042,885 — 15,042,885
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ — $ 4,682,779 $ — $ 4,682,779
Preferred Stocks ........................ — 2,097,699 — 2,097,699
Short Term Investments ................... 31,684,888 — — 31,684,888
Total Investments in Securities ........... $32,884,643 $333,494,109
c
$— $366,378,752
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ........................ 1,179,590,092 — — 1,179,590,092
Short Term Investments ................... 12,951,168 — — 12,951,168
Total Investments in Securities ........... $1,192,541,260 $— $— $1,192,541,260
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Franklin
Emerging Market Core Equity (IU) Fund had little or no value at April 30, 2022.
b
Includes foreign securities valued at $90,863,160, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $333,494,109, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying schedule of investments.
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
GDR
Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.